Exceptional items (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Unusual Or Infrequent Item1 [Line Items]
Fortenova Group Integration Costs	€ 0.0	€ 0.0	€ 4.3
Business Transformation Program	53.2	68.0	68.4
Goodfella's Pizza and Aunt Bessie's Integration Related Costs	21.9	0.0	0.0
Information Technology Transformation Program	0.0	0.0	0.6
Settlement of legacy matters	0.2	1.5	(0.8)
Adjustments For Exceptional Items	78.4	69.5	72.5
Disclosure of changes in accounting estimates [abstract]
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss	9.4	8.8	7.7
Increase (decrease) in accounting estimate	9.9
Factory Optimization	€ 3.1	€ 0.0	€ 0.0